Losses per Share (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of basic losses per share

	Six Months Ended June 30,
	2020	2019
Weighted average number of outstanding ordinary shares in issue	685,285,841	665,553,637
Net loss attributable to the Company (US$’000)	(49,694)	(45,369)
Losses per share attributable to the Company (US$ per share)	(0.07)	(0.07)